UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-00487
SECURITY LARGE CAP VALUE FUND
(Exact name of registrant as specified in charter)
ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
(Address of principal executive offices) (Zip code)
RICHARD M. GOLDMAN, PRESIDENT
SECURITY LARGE CAP VALUE FUND
ONE SECURITY BENEFIT PLACE
TOPEKA, KANSAS 66636-0001
(Name and address of agent for service)
Registrant’s telephone number, including area code: (785) 438-3000
Date of fiscal year end: September 30
Date of reporting period: June 30, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

Schedule of Investments June 30, 2010 (unaudited)	Rydex | SGI Large Cap Value Fund Large Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 2.6%
United Technologies Corp.	1,030	$66,857

Air Freight & Logistics - 2.7%
FedEx Corp.	1,000	70,110

Application Software - 1.3%
Synopsys, Inc.*	1,600	33,392

Asset Management & Custody Banks - 1.7%
Bank of New York Mellon Corp.	1,800	44,442

Biotechnology - 0.5%
Genzyme Corp.*	240	12,185

Building Products - 2.3%
USG Corp.*	4,890	59,071

Computer Hardware - 2.1%
Hewlett-Packard Co.	1,250	54,100

Consumer Finance - 0.3%
First Marblehead Corp.*	3,412	8,018

Data Processing & Outsourced Services - 6.7%
Computer Sciences Corp.	1,000	45,250
Visa, Inc.	127	8,985
Western Union Co.	7,940	118,385

		172,620

Department Stores - 1.6%
JC Penney Company, Inc.	1,870	40,168

Diversified Banks - 4.8%
US Bancorp	3,041	67,967
Wells Fargo & Co.	2,143	54,861

		122,828

Diversified Chemicals - 1.5%
Dow Chemical Co.	1,650	39,138

Drug Retail - 2.2%
CVS Caremark Corp.	1,960	57,467

Electric Utilities - 3.5%
Edison International	2,830	89,768

Electronic Manufacturing Services - 2.4%
Tyco Electronics, Ltd.	2,410	61,166

Health Care Equipment - 4.8%
Covidien plc	1,150	46,207
Hospira, Inc.*	1,360	78,132

		124,339

Health Care Services - 1.0%
Medco Health Solutions, Inc.*	480	26,438

Home Improvement Retail - 2.1%
Lowe’s Companies, Inc.	2,680	54,726

Hypermarkets & Super Centers - 4.8%
Costco Wholesale Corp.	1,040	57,023
Wal-Mart Stores, Inc.[2]	1,360	65,376

		122,399

Independent Power Producers & Energy Traders - 1.3%
NRG Energy, Inc.*	1,600	33,936

Industrial Conglomerates - 3.0%
McDermott International, Inc.*	3,570	77,326

Industrial Machinery - 1.6%
Parker Hannifin Corp.	740	41,040

Insurance Brokers - 2.4%
AON Corporation	1,670	61,990

Integrated Oil & Gas - 8.0%
Chevron Corp.	1,190	80,753
ConocoPhillips	660	32,399
Exxon Mobil Corp.	1,620	92,454

		205,606

Integrated Telecommunication Services - 1.3%
Windstream Corp.	3,130	33,053

Managed Health Care - 2.5%
Aetna, Inc.	2,420	63,840

Movies & Entertainment - 2.5%
Time Warner, Inc.	2,240	64,758

Oil & Gas Equipment & Services - 2.9%
Halliburton Co.	3,060	75,123

Oil & Gas Exploration & Production - 1.3%
Chesapeake Energy Corp.	1,600	33,520

Oil & Gas Storage & Transportation - 2.2%
Williams Companies, Inc.	3,090	56,485

Other Diversified Financial Services - 1.5%
JPMorgan Chase & Co.	1,076	39,392

Paper Packaging - 1.4%
Bemis Company, Inc.	1,300	35,100

Property & Casualty Insurance - 4.7%
Berkshire Hathaway, Inc.*2	1	120,000

Railroads - 2.6%
Union Pacific Corp.	960	66,730

Regional Banks - 2.0%
BB&T Corp.	1,051	27,652

Schedule of Investments June 30, 2010 (unaudited)	Rydex | SGI Large Cap Value Fund Large Cap Value Institutional Fund

	Shares	Value
COMMON STOCKS - 95.6% (continued)
Regional Banks - 2.0% (continued)
Regions Financial Corp.	3,500	$23,030

		50,682

Research & Consulting Services - 3.5%
Equifax, Inc.	3,070	86,144

Tobacco - 2.0%
Altria Group, Inc.	1,100	22,044
Philip Morris International, Inc.	630	28,879

		50,923

TOTAL COMMON STOCKS (cost $2,628,541)		$2,454,880

Total Investments - 95.6% [1] (cost $2,628,541)		$2,454,880
Cash & Other Assets, Less Liabilities - 4.4%		112,178

Total Net Assets - 100.0%		$2,567,058

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $2,633,843.

plc	Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[2]	Security is segregated as collateral for open written option contracts.

Schedule of Investments	Rydex | SGI Large Cap Value Fund
June 30, 2010 (unaudited)	Large Cap Value Fund

	Shares	Value
COMMON STOCKS - 96.3%
Aerospace & Defense - 2.6%
United Technologies Corp.	17,900	$1,161,889

Air Freight & Logistics - 2.7%
FedEx Corp.	17,200	1,205,892

Application Software - 1.2%
Synopsys, Inc.*	25,400	530,098

Asset Management & Custody Banks - 1.7%
Bank of New York Mellon Corp.	30,900	762,921

Biotechnology - 0.6%
Genzyme Corp.*	4,900	248,773

Building Products - 2.6%
USG Corp.*	100,800	1,217,664

Computer Hardware - 2.3%
Hewlett-Packard Co.	24,300	1,051,704

Consumer Finance - 0.4%
First Marblehead Corp.*	74,421	174,889

Data Processing & Outsourced Services - 6.7%
Computer Sciences Corp.	14,700	665,175
Visa, Inc.	1,858	131,454
Western Union Co.	145,100	2,163,441

		2,960,070

Department Stores - 1.7%
JC Penney Company, Inc.	36,000	773,280

Diversified Banks - 4.8%
US Bancorp	52,432	1,171,856
Wells Fargo & Co.	38,252	979,251

		2,151,107

Diversified Chemicals - 1.4%
Dow Chemical Co.	26,200	621,464

Drug Retail - 2.4%
CVS Caremark Corp.	36,600	1,073,112

Electric Utilities - 3.8%
Edison International	54,300	1,722,396

Electronic Manufacturing Services - 2.3%
Tyco Electronics, Ltd.	41,450	1,052,001

Health Care Equipment - 5.0%
Covidien plc	21,950	881,951
Hospira, Inc.*	24,200	1,390,290

		2,272,241

Health Care Services - 1.0%
Medco Health Solutions, Inc.*	8,100	446,148

Home Improvement Retail - 2.4%
Lowe’s Companies, Inc.	52,700	1,076,134

Hypermarkets & Super Centers - 4.4%
Costco Wholesale Corp.	14,300	784,069
Wal-Mart Stores, Inc.[2]	24,400	1,172,908

		1,956,977

Independent Power Producers & Energy Traders - 1.3%
NRG Energy, Inc.*	26,500	562,065

Industrial Conglomerates - 3.2%
McDermott International, Inc.*	67,500	1,462,050

Industrial Machinery - 1.7%
Parker Hannifin Corp.	13,400	743,164

Insurance Brokers - 2.5%
AON Corporation	30,800	1,143,296

Integrated Oil & Gas - 7.8%
Chevron Corp.	20,100	1,363,986
ConocoPhillips	9,600	471,264
Exxon Mobil Corp.	28,900	1,649,323

		3,484,573

Integrated Telecommunication Services - 1.2%
Windstream Corp.	50,576	534,083

Managed Health Care - 2.3%
Aetna, Inc.	38,900	1,026,182

Movies & Entertainment - 2.9%
Time Warner, Inc.	45,166	1,305,749

Oil & Gas Equipment & Services - 2.5%
Halliburton Co.	45,300	1,112,115

Oil & Gas Exploration & Production - 1.5%
Chesapeake Energy Corp.	32,000	670,400

Oil & Gas Storage & Transportation - 2.4%
Williams Companies, Inc.	60,000	1,096,800

Other Diversified Financial Services - 1.6%
JPMorgan Chase & Co.	19,763	723,523

Paper Packaging - 1.4%
Bemis Company, Inc.	22,800	615,600

Pharmaceuticals - 0.8%
Merck & Company, Inc.	9,919	346,867

Property & Casualty Insurance - 3.5%
Berkshire Hathaway, Inc.* 2	13	1,560,000

Schedule of Investments	Rydex | SGI Large Cap Value Fund
June 30, 2010 (unaudited)	Large Cap Value Fund

	Shares	Value
COMMON STOCKS - 96.3% (continued)
Railroads - 2.5%
Union Pacific Corp.	15,900	$1,105,209

Regional Banks - 2.1%
BB&T Corp.	20,232	532,304
Regions Financial Corp.	64,600	425,068

		957,372

Research & Consulting Services - 3.4%
Equifax, Inc.	55,900	1,568,554

Tobacco - 1.7%
Altria Group, Inc.	20,100	402,804
Philip Morris International, Inc.	8,100	371,304

		774,108

TOTAL COMMON STOCKS (cost $48,027,948)		$43,250,470

Total Investments - 96.3% [1] (cost $48,027,948)		$43,250,470
Cash & Other Assets, Less Liabilities - 3.7%		1,669,024

Total Net Assets - 100.0%		$44,919,494

For federal income tax purposes the identified cost of investments owned at June 30, 2010 was $48,038,315.

plc	Public Limited Company

*	Non-income producing security

[1]	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs.

[2]	Security is segregated as collateral for open written option contracts.

NOTES TO FINANCIAL STATEMENTS
1. Unrealized Appreciation/Depreciation on Investments
     For federal income tax purposes, the amount of unrealized appreciation (depreciation) on investments at June 30, 2010, was as follows:

	Gross	Gross	Net unrealized
	unrealized	unrealized	appreciation
	appreciation	(depreciation)	(depreciation)

Security Large Cap Value Fund	$2,641,912	$(7,429,757)	$(4,787,845)
Security Large Cap Value Institutional Fund	$153,108	$(332,071)	$(178,963)
2. Options Written
The following options written were outstanding for Large Cap Value Fund and Large Cap Value Institutional Fund at June 30, 2010:
Large Cap Value Fund Put Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Forest Larboratories, Inc.	8/20/2010	$27.50	75	$8,250
U.S. Bancorp	9/17/2010	$22.00	102	$15,300
Visa, Inc.	9/17/2010	$65.00	17	$5,270
Wells Fargo & Company	10/15/2010	$27.00	75	$23,250
Western Union Company	8/20/2010	$15.00	78	7,410

Total put options outstanding (premiums received, $69,358)			347	$59,480

Large Cap Value Institutional Fund Put Options Written Outstanding

	Expiration	Exercise	Number of	Market
Common Stock	Date	Price	Contracts	Value

Forest Larboratories, Inc.	8/20/2010	$27.50	4	$440
U.S. Bancorp	9/17/2010	$22.00	6	$900
Visa, Inc.	9/17/2010	$65.00	1	$310
Wells Fargo & Company	10/15/2010	$27.00	5	$1,550
Western Union Company	8/20/2010	$15.00	4	380

Total put options outstanding (premiums received, $69,358)			20	$3,580

3. Summary of Fair Value Exposure at Each Level
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective October 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1	—	quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) The types of assets and liabilites carried at Level 2 fair value generally are municpal bonds, certain mortgage and asset-backed securities, certain corporate debt, commercial paper and repurchase agreements.

Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt and certain derivatives.

NOTES TO FINANCIAL STATEMENTS (continued)
3. Summary of Fair Value Exposure at Each Level (continued)
Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund’s own assumptions based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indicaiton of the risk assocation with investing in those securities.
The following table provides the fair value measurements of applicable Fund assets by level within the fair value hierarchy as of June 30, 2010. These assets are measured on a recurring basis.

		LEVEL 1		LEVEL 3
		Quoted prices in	LEVEL 2	Significant
		active markets for	Significant other	unobservable
Description	Total	identical assets	observable inputs	inputs

Security Large Cap Value Fund
Assets:
Common Stocks	$43,250,470	$43,250,470	$—	$—

Liabilities:
Written Options	59,480	59,480	—	—

Security Large Cap Value Institutional Fund
Assets:
Common Stocks	2,454,880	2,454,880	—	—

Liabilities:
Written Options	3,580	3,580	—	—

3. Security Valuation
     Security Valuation — Valuations of the Fund’s securities are supplied by pricing services approved by the Board of Directors. The Fund’s officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. (“Nasdaq”) will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund’s investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund’s portfolio securities before the NAV has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund’s NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.
     Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC’s Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.
Please refer to the Fund’s most recent semi-annual or annual financial statements for information regarding the Fund’s significant accounting policies.

Item 2.	Controls and Procedures.
(a)	The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.
(b)	There were no significant changes in the registrant’s internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits.
(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SECURITY LARGE CAP VALUE FUND

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	Aug 27, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ RICHARD M. GOLDMAN
Richard M. Goldman, President

Date:	Aug 27, 2010

By:	/s/ BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer

Date:	Aug 27, 2010